Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity
Equity
Issuance of Common Stock
On March 23, 2010, The Hartford issued approximately 59.6 million shares of common stock at a price to the public of $27.75 per share and received net proceeds of $1.6 billion.
Issuance of Series F Preferred Stock
On March 23, 2010, The Hartford issued 23 million depositary shares, each representing a 1/40th interest in The Hartford’s 7.25% mandatory convertible preferred stock, Series F, at a price of $25 per depositary share and received net proceeds of approximately $556. The Company will pay cumulative dividends on each share of the mandatory convertible preferred stock at a rate of 7.25% per annum on the initial liquidation preference of $1,000 per share. Dividends will accrue and cumulate from the date of issuance and, to the extent that the Company is legally permitted to pay dividends and its board of directors declares a dividend payable, the Company will, from July 1, 2010 until and including January 1, 2013 pay dividends on each January 1, April 1, July 1 and October 1, in cash and (whether or not declared prior to that date) on April 1, 2013 will pay or deliver, as the case may be, dividends in cash, shares of its common stock, or a combination thereof, at its election. Dividends on and repurchases of the Company’s common stock will be subject to restrictions in the event that the Company fails to declare and pay, or set aside for payment, dividends on the Series F preferred stock.
The 575,000 shares of mandatory convertible preferred stock, Series F, will automatically convert into shares of common stock on April 1, 2013, if not earlier converted at the option of the holder, at any time, or upon the occurrence of a fundamental change. The number of shares issuable upon mandatory conversion of each share of mandatory convertible preferred stock will be a variable amount based on the average of the daily volume weighted average price per share of the Company’s common stock during a specified period of 20 consecutive trading days with the number of shares of common stock ranging from 29.536 to 36.036 per share of mandatory convertible preferred stock, subject to anti-dilution adjustments.
The declaration of a quarterly common stock dividend in the first quarter of 2012 triggered a provision in The Hartford's Fixed Conversion Rate Agreement resulting in an adjustment to the minimum conversion rate to 29.8831 from 29.536 shares and the maximum conversion rate to 36.4596 from 36.036 shares of Common Stock per share of Series F Preferred Stock.

Allianz SE Warrants
In connection with the Company’s October 17, 2008 investment agreement with Allianz SE, Allianz was issued warrants, with an initial term of seven years, to purchase the Company’s Series B Non-Voting Contingent Convertible Preferred Stock and Series C Non-Voting Contingent Convertible Preferred Stock, structured to entitle Allianz, upon receipt of necessary approvals, to purchase 69,115,324 shares of common stock at an initial exercise price of $25.32 per share.
The warrants were immediately exercisable, pending the receipt of specified regulatory approvals, for the Series B Preferred Stock, which were initially convertible, in the aggregate, into 34,806,452 shares of common stock.
In addition to the receipt of specified regulatory approvals, the conversion into 34,308,872 shares of common stock of the Series C Preferred Stock underlying certain of the warrants was subject to the approval of the Company’s stockholders in accordance with applicable regulations of the New York Stock Exchange. Under the investment agreement, the Company was obligated to pay a cash payment to Allianz if such stockholder approval was not obtained at the first or second stockholder meetings to consider such approval. Because the conversion of the Series C Preferred Stock was subject to stockholder approval and the related payment provision represents a form of net cash settlement outside the Company’s control, the warrants to purchase the Series C Preferred Stock and the stockholder approval payment were recorded as a derivative liability at issuance.
On March 26, 2009, the Company’s shareholders approved the conversion of the Series C Preferred Stock. As a result of this shareholder approval, the Company was not obligated to pay Allianz any cash payment related to these warrants and therefore these warrants no longer provide for any form of net cash settlement outside the Company’s control. As such, the warrants to purchase the Series C Preferred Stock were reclassified from other liabilities to equity at their fair value. As of March 26, 2009, the fair value of these warrants was $93. For the year ended December 31, 2009, the Company recognized a gain of $70, representing the change in fair value of the warrants through March 26, 2009.
The discretionary equity issuance program that the Company announced on June12, 2009 triggered an anti-dilution provision in the investment agreement with Allianz, which resulted in an adjustment of the warrant exercise price to $25.25 from 25.32 and to the number of shares that may be purchased to 69,314,987 from 69,115,324. The exercise price under the warrants is subject to adjustment in certain circumstances.
The issuance of warrants to the U.S. Department of the Treasury triggered a contingency payment in the investment agreement related to additional investors. Upon receipt of preliminary approval to participate in the Capital Purchase Program, The Hartford negotiated with Allianz to modify the form of the contingency payment. The settlement of the contingency payment was negotiated to allow Allianz a one-time extension of the exercise period of its outstanding warrants from seven to ten years and a $200 cash payment on October 15, 2009. The Hartford recorded a liability for the cash payment and an adjustment to additional paid-in capital for the warrant modification resulting in a net realized capital loss of approximately $300 for the year ended December 31, 2009.
Additionally, the issuance of common and preferred stock during the first quarter of 2010 triggered an anti-dilution provision in investment agreement with Allianz, which resulted in an adjustment to the warrant exercise price to $25.23 from $25.25 and to the number of shares that may be purchased to 69,351,806 from 69,314,987.
On March 30, 2012 the Company repurchased all of the outstanding Series B and Series C warrants held by Allianz for $300. These warrants authorized Allianz to purchase 69,351,806 shares of the Company’s common stock at an exercise price of $25.23 per share. The repurchase was settled on April 17, 2012.
The Company’s Participation in the Capital Purchase Program
On June 26, 2009, as part of the Capital Purchase Program (“CPP”) established by the U.S. Department of the Treasury (“Treasury”) under the Emergency Economic Stabilization Act of 2008 (the “EESA”), the Company entered into a Private Placement Purchase Agreement with Treasury pursuant to which the Company issued and sold to Treasury 3,400,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series E, having a liquidation preference of $1,000 per share (the “Series E Preferred Stock”), and a ten-year warrant to purchase up to 52,093,973 shares of the Company’s common stock, par value $0.01 per share, at an exercise price of $9.79 per share, for an aggregate purchase price of $3.4 billion.
Cumulative dividends on the Series E Preferred Stock accrued on the liquidation preference at a rate of 5% per annum. The Series E Preferred Stock had no maturity date and ranked senior to the Company’s common stock. The Series E Preferred Stock was non-voting.
Upon issuance, the fair values of the Series E Preferred Stock and the associated warrants were computed as if the instruments were issued on a stand alone basis. The fair value of the Series E Preferred stock was estimated based on a five-year holding period and cash flows discounted at a rate of 13% resulting in a fair value estimate of approximately $2.5 billion. The Company used a Black-Scholes options pricing model including an adjustment for American-style options to estimate the fair value of the warrants, resulting in a stand alone fair value of approximately $400. The most significant and unobservable assumption in this valuation was the Company’s share price volatility. The Company used a long-term realized volatility of the Company’s stock of 62%. In addition, the Company assumed a dividend yield of 1.72%.
The individual fair values were then used to record the Preferred Stock and associated warrants on a relative fair value basis of $2.9 billion and $480, respectively. The warrants of $480 were recorded to additional paid-in capital as permanent equity. The preferred stock amount was recorded at the liquidation value of $1,000 per share or $3.4 billion , net of discount of $480. The discount was amortized from the date of issuance, using the effective yield method and recorded as a direct reduction to retained earnings and deducted from income available to common stockholders in the calculation of earnings per share. The amortization of discount totaled $40 for the year ended December 31, 2009.
On March 31, 2010, the Company repurchased all 3.4 million shares of Series E preferred stock issued to the Treasury for an aggregate purchase price of $3.4 billion and made a final dividend payment of $22 on the Series E preferred stock. The Company recorded a $440 charge to retained earnings representing the acceleration of the accretion of the remaining discount on the Series E preferred stock.
On September 27, 2010, the Treasury sold its warrants to purchase approximately 52 million shares of The Hartford’s common stock in a secondary public offering for net proceeds of approximately $706. The Hartford did not receive any proceeds from this sale. The warrants are exercisable, in whole or in part, at any time and from time to time until June 26, 2019 at an initial exercise price of $9.79. The exercise price will be paid by the withholding by The Hartford of a number of shares of common stock issuable upon exercise of the warrants equal to the value of the aggregate exercise price of the warrants so exercised determined by reference to the closing price of The Hartford’s common stock on the trading day on which the warrants are exercised and notice is delivered to the warrant agent. The Hartford did not purchase any of the warrants sold by the Treasury.
Subsequently, the declaration of common stock dividends of $0.40 per share during each of the years ended December 31, 2012 and 2011 triggered a provision in The Hartford’s Warrant Agreement with The Bank of New York Mellon, resulting in adjustments to the warrant exercise price. The warrant exercise price was $9.599 and $9.699 at December 31, 2012 and 2011, respectively.
Stock Repurchase Program
During the year ended December 31, 2012, the Company completed a $500 equity repurchase program authorized on July 27, 2011 by the Board of Directors that permitted for purchases of common stock, as well as warrants and other derivative securities. In addition to repurchases that occurred in 2011, the repurchases in 2012 included 8.0 million common shares for $149, and the repurchase of all outstanding Series B and Series C warrants held by Allianz for $300.
On January 31, 2013, the Board of Directors authorized a capital management plan which provides for a $500 equity repurchase program to be completed by December 31, 2014.
Noncontrolling Interests
Noncontrolling interest includes VIEs in which the Company has concluded that it is the primary beneficiary, see Note 6 for further discussion of the Company’s involvement in VIEs, and general account mutual funds where the Company holds the majority interest due to seed money investments.
In 2010, the Company recognized the noncontrolling interest in these entities in other liabilities since these entities represent investment vehicles whereby the noncontrolling interests may redeem these investments at any time.

Statutory Results
The domestic insurance subsidiaries of The Hartford prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.
The statutory net income (loss) and surplus was as follows:

	For the years ended December 31,
Statutory Net Income (Loss)	2012	2011	2010
U.S. life insurance subsidiaries, includes domestic captive insurance subsidiaries	$592	$(1,272)	$(140)
Property and casualty insurance subsidiaries	883	514	1,477
Total	$1,475	$(758)	$1,337

	As of December 31,
Statutory Surplus	2012	2011
U.S. life insurance subsidiaries, includes domestic captive insurance subsidiaries	$6,410	$7,388
Property and casualty insurance subsidiaries	7,645	7,412
Total	$14,055	$14,800

The Company also holds regulatory capital and surplus for its operations in Japan. Under the accounting practices and procedures governed by Japanese regulatory authorities, the Company’s statutory capital and surplus was $1.1 billion and $1.3 billion, as of December 31, 2012 and 2011, respectively.
Regulatory Capital Requirements
The Hartford's U.S. insurance companies' states of domicile impose risk-based capital (“RBC”) requirements. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC (“Company Action Level”). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). All of The Hartford's operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations.
Similar to the RBC ratios that are employed by U.S. insurance regulators, regulatory authorities in the international jurisdictions in which The Hartford operates generally establish minimum solvency requirements for insurance companies. All of The Hartford's international insurance subsidiaries have solvency margins in excess of the minimum levels required by the applicable regulatory authorities.
Dividend Restrictions
Dividends to the HFSG Holding Company from its insurance subsidiaries are restricted. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer’s earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford’s insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. Dividends paid to HFSG Holding Company by its life insurance subsidiaries are further dependent on cash requirements of HLI and other factors. The Company’s property-casualty insurance subsidiaries are permitted to pay up to a maximum of approximately $1.4 billion in dividends to HFSG Holding Company in 2013 without prior approval from the applicable insurance commissioner. The life insurance subsidiaries' dividend limitation under the holding company laws of Connecticut is $577 in 2013. However, because the life insurance subsidiaries' earned surplus is negative as of December 31, 2012, the life insurance subsidiaries will not be permitted to pay any dividends in 2013 without prior approval from the Connecticut Insurance Commissioner. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company. In 2013, HFSG Holding Company anticipates receiving approximately $800 in dividends from its property-casualty insurance subsidiaries, net of dividends to fund interest payments on an intercompany note between Hartford Holdings, Inc. and Hartford Fire Insurance Company, and no regular dividends from the life insurance subsidiaries. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department for a $1.2 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries. This dividend was paid on February 22, 2013. In 2012, HFSG Holding Company and HLI received no dividends from the life insurance subsidiaries, and HFSG Holding Company received $1.0 billion in dividends from its property-casualty insurance subsidiaries. The amount received from its property-casualty insurance subsidiaries included $156 related to funding interest payments on an intercompany note between Hartford Holdings Inc. and Hartford Fire Insurance Company and $841 used in conjunction with other resources at the HFSG Holding Company principally to fund dividends, interest, capital contributions to subsidiaries and debt maturities.
There are no current restrictions on the HFSG Holding Company's ability to pay dividends to its shareholders.
Restricted Net Assets
The Company's insurance subsidiaries had net assets of $24 billion, determined in accordance with U.S. GAAP, that were restricted from payment to the HFSG Holding Company, without prior regulatory approval at December 31, 2012.